7 Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade Accounts Receivable
Schedule of trade accounts receivable

At December 31, 2020, the total amount of the trade accounts receivables negotiated was R$1.8 billion (R$2 billion on December 31, 2019), with interest expense of R$12 million recorded under Financial Expenses.

	Note	2020	2019
Customers
Domestic market
Third parties		2,304,212	1,049,412
Related parties	9	20,863	8,814
		2,325,075	1,058,226
Foreign market
Third parties		2,603,140	1,477,748
		2,603,140	1,477,748
Allowance for doubtful accounts	(i)	(173,007)	(229,323)
Total		4,755,208	2,306,651

Current assets		4,731,979	2,285,750
Non-current assets		23,229	20,901
Total		4,755,208	2,306,651

(i)	Company’s expected credit losses are determined based on the following stages:

Schedule of expected credit loss

The following table shows the Company’s expected credit loss for each stage:

		Estimated loss percentage	Trade accounts receivable	Allowance for doubtful accounts

Stage 1 (Performing)	Operation risk 1	Minimum risk	2,976,880
	Operation risk 2	Minimum risk	1,121,976
	Operation risk 3	0.80%	577,145	4,617
	Operation risk 4	1.65%	55,033	908
			4,731,034	5,525

Stage 2 (Significant Increase in Loss Risk)	Operation risk 1 and 2	Minimum risk	20,619
	Operation risk 3 and 4	20%	2,812	562
	1st Renegotiation lower than or equal to 24 months	25%	1,273	318
	Between 90 and 180 days	30%	8,393	2,518
			33,097	3,398

Stage 3 (No payment performance - Indicative of impairment)
	Operation risk 5	100%	12,675	12,675
	Above 180 days	100%	10,797	10,797
	Legal	100%	140,612	140,612
			164,084	164,084

Total			4,928,215	173,007

Schedule of changes in allowance for doubtful accounts

The changes in the allowance for doubtful accounts are presented below:

	2020	2019

Balance of provision at the beginning of the year	(229,323)	(233,625)
Provision in the year	(65,571)	(59,885)
Reversal in the year	28,563	45,501
Write-offs	93,324	18,686
Balance of provision at the end of the year	(173,007)	(229,323)

Schedule of trade accounts receivable by maturity

The breakdown of trade accounts receivable by maturity is as follows:

	2020	2019

Accounts receivables not past due	4,368,714	2,001,326
Past due securities:
Up to 90 days	396,953	318,852
91 to 180 days	6,272	15,368
As of 180 days	156,276	200,428
	4,928,215	2,535,974
Allowance for doubtful accounts	(173,007)	(229,323)
Total customers portfolio	4,755,208	2,306,651